ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income loss	$ 596,881	$ 354,743
Accumulated deficit	2,221,822	1,624,941
Working capital deficit	1,281,671	518,589
Net cash used in operating activities	$ 352,764	$ 482,801